SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
Disclosure of interests in subsidiaries
The following provides information about our partnership’s material or significant wholly-owned subsidiaries as of December 31, 2023 and 2022:

			Ownership interest (%)
		Country of incorporation
Defined Name	Name of entity		2023	2022
Transport
Australian rail operation	Arc Infrastructure WA Pty Ltd	Australia	100	100
The following table presents details of material or significant non-wholly owned subsidiaries of our partnership:

		Country of incorporation	Effective Ownership Interest (%)		Voting interest (%)
Defined Name	Name of entity		2023	2022	2023	2022
Utilities
U.K. regulated distribution operation	BUUK Infrastructure No 1 Limited	U.K.	80	80	80	80
Brazilian regulated gas transmission operation	Nova Transportadora do Sudeste S.A.(1)	Brazil	31	31	92	92
Colombian natural gas distribution operation	Vanti S.A. ESP(1)	Colombia	21	21	75	75
Brazilian electricity transmission operation(2),(3)	Transmissora Sertaneja de Eletricidade S.A.(1),(2),(3)	Brazil	31	—	100	—
European residential infrastructure operation	Thermondo GmbH	Germany	13	11	55	51
North American residential decarbonization infrastructure business	Enercare Inc.(1)	Canada	26	26	100	100
North American residential decarbonization infrastructure business(2)	HomeServe USA Holding Corp(1),(2)	U.S.	26	—	100	—
European residential decarbonization infrastructure business(2)	HomeServe Limited(1),(2)	U.K.	25	—	100	—
Indian gas transmission operation	Pipeline Infrastructure Ltd.(1)	India	21	21	100	100
Transport
North American rail operation	Genesee & Wyoming Inc.(1)	U.S.	9	9	100	100
U.K. ports operation	Brookfield Port Acquisitions (UK) Limited(1)	U.K.	59	59	100	100
Australian port operation	Linx Cargo Care Group Pty Ltd(1)	Australia	27	27	100	100
Peruvian toll roads	Rutas de Lima S.A.C(1)	Peru	17	17	57	57
Global intermodal logistics operation(2)	Triton International Limited(1),(2)	Bermuda	28	—	100	—

		Country of incorporation	Effective Ownership Interest (%)		Voting interest (%)
Defined Name	Name of entity		2023	2022	2023	2022
Midstream
North American gas storage operation	Warwick Gas Storage L.P.(1)	Canada	25	25	100	100
North American gas storage operation	Lodi Gas Storage LLC(1)	U.S.	40	40	100	100
North American gas storage operation	Rockpoint Gas Storage Partners L.P.(1)	U.S.	40	40	100	100
Canadian diversified midstream operation	Inter Pipeline Ltd.(1)	Canada	56	56	100	100
Canadian natural gas gathering and processing operation	NorthRiver Midstream Inc.(1)	Canada	29	29	100	100
Data
U.S. colocation data center operation	Evoque Consolidated Holdings LLC(1)	U.S.	29	29	100	100
Australian data center operation	Ruby Pooling Hold Trust(1)	Australia	29	29	100	100
Indian telecom tower operation	Summit Digitel Infrastructure Private Limited(1),(2)	India	16	17	100	100
Indian telecom tower operation	Crest Digitel Private Limited(1),(2)	India	16	17	100	100
U.K. wireless infrastructure operation	WIG Holdings I Limited(1)	U.K.	24	24	100	100
European hyperscale data center platform(2)	Cumulus SA (together with its subsidiaries “Data4 Group” or “Data4”)(1),(2)	Luxembourg	19	—	100	—
Corporate
Holding LP	Brookfield Infrastructure L.P.	Bermuda	70	70	100	100

(1)For the above noted subsidiaries, our partnership has entered into voting arrangements to provide our partnership with the ability to direct the relevant activities of the investee. Our partnership controls these investees given that our partnership is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Our partnership exercises judgment to determine the level of variability that will achieve control over an investee, particularly in circumstances where our partnership’s voting interest differs from its ownership interest in an investee. The following were considered to determine whether our partnership controls these investees: the degree of power (if any) held by other investors, the degree of exposure to variability of each investor, the determination of whether any general partner removal rights are substantive and the purpose and design of the investee.
(2)See Note 6, Acquisition of Businesses, for further details.
(3)See Note 5, Disposition of Businesses, for further details.